Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Schedule of Short-Term Investments

Short-term investments consist of the following:

	As of December 31,	As of December 31,
	2025	2024

Marketable securities	$109,887	$215,375
Wealth management products	6,059,928	4,691,385
Total	$6,169,815	$4,906,760